Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total		Issued share capital [member]	Share premium account [member]	Treasury Shares/Own Shares [member]	Other reserves [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	€ 14,443		€ 285	€ 6,237	€ (14)	€ 286	€ 629	€ 6,472	€ 548
Group profit for the financial year	1,919	[1]						1,895	24
Other comprehensive income	(987)						(1,015)	89	(61)
Total comprehensive income	932						(1,015)	1,984	(37)
Issue of share capital (net of expenses)	119		1	118
Share-based payment expense	62					62
Treasury Shares/own shares reissued					2			(2)
Shares acquired by Employee Benefit Trust (own shares)	(3)				(3)
Shares distributed under the Performance Share Plan Awards			1	62		(63)
Tax relating to share-based payment expense	(5)							(5)
Dividends	(554)							(546)	(8)
Non-controlling interests arising on acquisition of subsidiaries	20								20
Transactions involving non-controlling interests	(37)								(37)
Ending balance at Dec. 31, 2017	14,977		287	6,417	(15)	285	(386)	7,903	486
Group profit for the financial year	2,521	[1]						2,517	4
Other comprehensive income	250						277	(26)	(1)
Total comprehensive income	2,771						277	2,491	3
Issue of share capital (net of expenses)	62			62
Share-based payment expense	67					67
Shares acquired by CRH plc (Treasury Shares)	(789)				(789)
Treasury Shares/own shares reissued					15			(15)
Shares acquired by Employee Benefit Trust (own shares)	(3)				(3)
Shares distributed under the Performance Share Plan Awards			1	55		(56)
Tax relating to share-based payment expense	(2)							(2)
Share option exercises	7							7
Dividends	(584)							(572)	(12)
Non-controlling interests arising on acquisition of subsidiaries	48								48
Ending balance at Dec. 31, 2018	16,554		288	6,534	(792)	296	(109)	9,812	525
Group profit for the financial year	1,948							1,929	19
Other comprehensive income	344						319	1	24
Total comprehensive income	2,292						319	1,930	43
Share-based payment expense	77					77
Shares acquired by CRH plc (Treasury Shares)	(791)				(791)
Treasury Shares/own shares reissued					35			(35)
Shares acquired by Employee Benefit Trust (own shares)	(61)				(61)
Shares distributed under the Performance Share Plan Awards					62	(62)
Cancellation of Treasury Shares			(15)		1,222	15		(1,222)
Tax relating to share-based payment expense	9							9
Share option exercises	20							20
Dividends	(594)							(584)	(10)
Disposal of non-controlling interests	(8)								(8)
Non-controlling interests arising on acquisition of subsidiaries	1								1
Transactions involving non-controlling interests	(19)							(8)	(11)
Ending balance at Dec. 31, 2019	€ 17,480		€ 273	€ 6,534	€ (325)	€ 326	€ 210	€ 9,922	€ 540

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.